Additional information - condensed financial statements of the Company (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Operations
Revenues	6,719,065	10,732,854	11,760,780
Total operating expenses	(1,385,863)	(881,848)	(568,917)
Income/(loss) from continuing operations	(1,440,221)	(420,515)	1,977,469
Interest expense	(489,346)	(373,710)	(221,209)
Change in fair value of derivatives	9,334	84,874	74,528
Share of income/(loss) from subsidiaries	(43,501)	(1,800)
Convertible bond buyback gain/(loss)	(8,466)	4,312
Other income	398,861	235,723	258,719
Income/(loss) from continuing operations before income taxes	(1,561,632)	(514,275)	2,027,888
Income tax expense	100,625	57,823	252,707
Net income/(loss)	(1,662,257)	(564,345)	1,755,351
JA Solar Holdings Co., Ltd.
Consolidated Statement Of Operations
Total operating expenses	(22,576)	(32,063)	(21,883)
Income/(loss) from continuing operations	(22,576)	(32,063)	(21,883)
Interest expense	(192,618)	(206,853)	(191,791)
Change in fair value of derivatives	32	57,015	75,552
Share of income/(loss) from subsidiaries	(1,809,926)	(465,989)	1,724,291
Convertible bond buyback gain/(loss)	(8,466)	4,312
Other income	371,297	79,233	169,182
Income/(loss) from continuing operations before income taxes	(1,662,257)	(564,345)	1,755,351
Net income/(loss)	(1,662,257)	(564,345)	1,755,351